BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Schedule of consolidated balances with the related parties

		Balance Sheet – Assets
		12.31.2023			12.31.2022
Companies	Type of transaction	Cash and cash equivalents	Accounts receivable	Other assets	Cash and cash equivalents	Accounts receivable	Other assets
Parent Companies
Telefónica Latinoamerica Holding	d)	—	—	26,959	—	—	23,287
Telefónica	d)	—	—	252	—	—	2,791
		—	—	27,211	—	—	26,078
Other Group companies
Telefonica Global Solutions Participações	a) / d) / f) / j) / n)	—	5,128	136	—	5,295	124
Telefónica Venezolana	d) / k)	—	9,270	3,238	—	7,869	2,196
Telefônica Factoring do Brasil	d) / o)	—	1,560	40	—	1,799	74
Telefónica Global Solutions	f) / j) / k)	—	15,746	—	—	25,006	—
Telefonica Moviles España	k)	—	1	—	—	1,724	—
Telefónica Moviles Argentina	j) / k)	—	5,886	—	—	6,273	—
Telfisa Global BV	i)	19,474	—	—	10,576	—	—
Telxius Cable Brasil	a) / d) / f) / q)	—	17,545	240	—	1,179	1,388
Telefonica Ciberseguranca e Tecnologia do Brasil	a) / d) / e) / j) / n)	—	496	10,164	—	4,572	2,809
Telefônica Infra	c)	—	—	156,775	—	—	305,414
FiBrasil Infraestrutura e Fibra Ótica	a) / b) / n) / p)	—	6,691	39,188	—	7,232	35,297
Telefónica IoT & Big Data Tech	c) / d)	—	—	20,012	—	—	32,065
Other		—	6,601	11,242	—	6,720	28,784
		19,474	68,924	241,035	10,576	67,669	408,151
Total		19,474	68,924	268,246	10,576	67,669	434,229

Current assets
Cash and cash equivalents (Note 3)		19,474	—	—	10,576	—	—
Trade accounts receivable (Note 5)		—	68,924	—	—	67,669	—
Other assets (Note 11)		—	—	259,426	—	—	253,144
Non-current assets
Other assets (Note 11)		—	—	8,820	—	—	181,085

		Balance Sheet – Liabilities
		12.31.2023		12.31.2022
Companies	Type of transaction	Trade accounts payable	Other liabilities and leases	Trade accounts payable	Other liabilities and leases
Parent Companies
Telefónica Latinoamerica Holding	d)	—	997	5,765	—
Telefónica	d) / m)	100,886	110	6,155	101,224
		100,886	1,107	11,920	101,224
Other Group companies
Telefonica Global Solutions Participações	d) / e) / f) / h) / k)	31,475	318	42,639	318
Telefónica Compras Electrónica	g)	25,924	—	28,525	—
Telefónica Investigación Y Desarrollo, S.A. (Tidsa - Fusão: Telefónica Digital España S.L.)	h)	76,682	—	78,128	—
Telefônica Factoring do Brasil	o)	3,315	—	—	5,109
Telefónica Global Technology	e)	16,765	—	32,579	—
Telefónica Global Solutions	e) / f) / j) / k)	45,468	—	29,076	—
Telxius Cable Brasil	d) / f)	37,211	1,572	20,423	8,113
Companhia AIX Participações	p)	2,779	31,134	2,636	55,960
Telefónica IoT & Big Data Tech	h)	27,041	—	26,971	—
Telefonica Ciberseguranca e Tecnologia Do Brasil	d) / e) / j)	66,478	164	39,163	—
FiBrasil Infraestrutura e Fibra Ótica	b) / d)	38,922	487	24,280	9,466
Other		36,890	2,023	38,959	494
		408,950	35,698	363,379	79,460
Total		509,836	36,805	375,299	180,684

Current liabilities
Trade accounts payable and other payables (Note 17)		509,836	—	375,299	—
Leases (Note 21)		—	31,134	—	26,435
Other liabilities (Note 23)		—	5,103	—	118,303
Non-current liabilities
Leases (Note 21)		—	—	—	29,525
Other liabilities (Note 23)		—	568	—	6,421

		Income statement
		2023			2022			2021
Companies	Type of transaction	Operating revenues	Operating revenues (cost and other expenses)	Financial income (expenses)	Operating revenues	Operating revenues (cost and other expenses)	Financial income (expenses)	Operating revenues	Operating revenues (cost and other expenses)	Financial income (expenses)
Parent Companies
SP Telecomunicações Participações	d) / l)	—	—	—	—	10,839	2,630	12	574	—
Telefónica Latinoamerica Holding	d)	—	4,534	(775)	—	16,280	(428)	—	5,925	(341)
Telefónica	d) / m)	—	(486,147)	7,572	—	(449,933)	12,113	—	(375,994)	(3,461)
		—	(481,613)	6,797	—	(422,814)	14,315	12	(369,495)	(3,802)
Other Group companies
Telefonica Global Solutions Participações	a) / d) / e) / f) / k) / j) / n)	11,242	(95,885)	—	13,928	(110,417)	—	7,510	(108,094)	—
Telefónica Moviles Argentina	k)	2,304	(6,194)	132	1,148	(4,848)	(225)	—	(38,911)	—
Telefónica Investigación Y Desarrollo, S.A. (Tidsa - Fusão: Telefónica Digital España S.L.)	h)	—	(209,100)	10,724	—	(177,107)	5,390	—	(155,508)	(4,351)
Telefônica Factoring do Brasil	d) / o)	23	2,966	—	5	1,455	(5,109)	1,882	254	(7,267)
Telefónica Global Technology	e)	—	(64,435)	2,555	—	(74,512)	17	—	(88,397)	(135)
Telefónica Global Solutions	a) / e) / f) / j) / k)	40,095	(78,611)	(2,547)	50,969	(67,157)	1,055	52,732	(72,781)	531
Telefonica Global Solutions Usa	j)	—	(19,190)	489	—	(17,407)	766	343	(21,613)	(1,587)
Telxius Cable Brasil	a) / d) / f) / q)	8,257	(215,062)	4,579	12,542	(236,318)	1,688	43,338	(235,371)	(7,381)
Telefonica Ciberseguranca E Tecnologia do Brasil	d) / e) / j) / n)	817	(200,290)	—	1,713	(152,374)	—	974	(120,364)	—
Companhia AIX Participações	p)	70	—	(5,474)	30	1	(7,963)	—	—	(3,856)
Telefónica Uk Ltd (Antes O2 (Uk) Ltd)	k)	2,948	(4,931)	(6)	612	(2,611)	—	16,891	(1,650)	—
Telefónica IoT & Big Data Tech	c) / d) / h)	—	(114,302)	6,307	—	(101,757)	5,482	—	(76,218)	827
Telefônica Infra	c)	—	—	12,418	—	—	20,153	—	—	11,737
FiBrasil Infraestrutura e Fibra Ótica	a) / b) / c) / d) / n) / p)	8,658	(215,377)	5,238	7,639	(49,704)	973	39,018	(32,117)	973
Others		8,001	(75,401)	(3,680)	8,480	(55,894)	2,520	11,563	(81,191)	1,138
		82,415	(1,295,812)	30,735	97,066	(1,048,650)	24,747	174,251	(1,031,961)	(9,371)
Total		82,415	(1,777,425)	37,532	97,066	(1,471,464)	39,062	174,263	(1,401,456)	(13,173)